Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Changes in Shareholders' Equity
Shares issued in stock offering (in shares)			15,640,000
Issuance of restricted stock (in shares)			106,000
Cash dividend declared (in dollars per share)	$ 0.2625	$ 0.2625	$ 0.2625
Sale of treasury stock (in shares)	518,726	514,097	545,236